Business Combinations - Amounts Determined at Acquisition (Details) € in Thousands, $ in Thousands	Oct. 01, 2020 USD ($)	Oct. 01, 2020 EUR (€)	Sep. 02, 2020 USD ($)	Sep. 02, 2020 EUR (€)	Jul. 20, 2020 USD ($)	Apr. 14, 2020 EUR (€)	Apr. 30, 2019 USD ($)	Apr. 30, 2019 EUR (€)	Aug. 01, 2018 USD ($)	Aug. 01, 2018 EUR (€)	Jun. 30, 2018 EUR (€)	Mar. 19, 2018 EUR (€)	Jan. 26, 2018 USD ($)	Jan. 26, 2018 EUR (€)
Biotest Acquisition
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Cash and cash equivalents									$ 6,867	€ 5,876
Trade and other receivables									17,663	15,114
Inventories									21,309	18,235
Other assets									2,849	2,438
Intangible assets									22,800	19,511
Goodwill									6,510	5,571
Property, plant and equipment									25,931	22,190
Deferred tax assets									39,635	33,917
Financial assets									12,825	10,975
Total assets									156,389	133,827
Trade and other payables									(6,219)	(5,322)
Other liabilities									(4,965)	(4,249)
Deferred tax liability									(5,700)	(4,878)
Long-term liabilities									(5,744)	(4,915)
Total liabilities and contingent liabilities									(22,628)	(19,364)
Total net assets acquired									133,761	114,463
Goodwill									152,693	130,663
Total business combination cost									$ 286,454	€ 245,126
Haema AG (Germany)
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Cash and cash equivalents												€ 7,727
Trade and other receivables												10,321
Inventories												5,535
Other assets												836
Intangible assets												1,518
Property, plant and equipment												25,407
Total assets												51,344
Trade and other payables												(1,795)
Contingent liabilities												(492)
Total liabilities and contingent liabilities												(2,287)
Total net assets acquired												49,057
Goodwill												171,134
Total business combination cost											€ 220,191	€ 220,191
Goetech, LLC (USA)
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Intangible assets													$ 37,285	€ 30,561
Property, plant and equipment													82	67
Other non-current assets													2,867	2,350
Other current assets													5,433	4,453
Total assets													45,667	37,432
Deferred tax liability													(16,386)	(13,431)
Long-term liabilities													(2,667)	(2,186)
Current liabilities													(9,407)	(7,711)
Total liabilities and contingent liabilities													(28,460)	(23,328)
Total net assets acquired													17,207	14,104
Goodwill													67,492	55,321
Total business combination cost													$ 84,699	€ 69,425
Interstated Blood Bank, Inc. Group
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Cash and cash equivalents							$ 2,204	€ 1,961
Trade and other receivables							13,575	12,080
Inventories							11,543	10,271
Intangible assets							87	77
Property, plant and equipment							26,661	23,724
Other current assets							2,265	2,015
Total assets							56,335	50,128
Long-term liabilities							(11,500)	(10,233)
Current liabilities							(23,091)	(20,550)
Total liabilities and contingent liabilities							(34,591)	(30,783)
Total net assets acquired							21,744	19,345
Goodwill							194,035	172,663
Total business combination cost							$ 100,000	€ 88,984
Plasmavita Healthcare GmbH
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Cash and cash equivalents						€ 359
Trade and other receivables						811
Inventories						1,114
Intangible assets						177
Rights of use						7,856
Investment in group companies						9,548
Non-current financial assets						5,017
Property, plant and equipment						6,506
Other current assets						333
Total assets						31,721
Deferred tax liability						(1,364)
Other non current liabilities						(7,575)
Current liabilities						(1,408)
Total liabilities and contingent liabilities						(10,347)
Total net assets acquired						21,374
Goodwill						9,987
Total business combination cost						€ 10,000
Alkahest, Inc.
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Cash and cash equivalents			$ 8,946	€ 7,563
Trade and other receivables			3,019	2,552
Intangible assets			314,198	265,617
Property, plant and equipment			5,879	4,970
Other non-current assets			210	178
Other current assets			1,904	1,609
Total assets			334,156	282,489
Non-current financial liabilities			(50,000)	(42,269)
Trade and other payables			(2,204)	(1,863)
Deferred tax liability			(87,975)	(74,372)
Other non current liabilities			(23,237)	(19,644)
Other current liabilities			(5,044)	(4,265)
Total liabilities and contingent liabilities			(168,460)	(142,413)
Total net assets acquired			165,696	140,076
Goodwill			87,975	74,372
Total business combination cost			$ 146,000	€ 123,425
Green Cross
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Cash and cash equivalents	$ 7,133	€ 6,053
Trade and other receivables	4,106	3,484
Inventories	3,534	2,999
Intangible assets	2,370	2,011
Rights of use	13,720	11,642
Property, plant and equipment	204,228	173,295
Other current assets	1,111	942
Deferred tax assets	33,724	28,616
Non-current assets	144	122
Total assets	270,070	229,164
Non-current financial liabilities	(15,497)	(13,150)
Trade and other payables	(13,169)	(11,174)
Deferred tax liability	(1,023)	(868)
Current financial liabilities	(939)	(797)
Total liabilities and contingent liabilities	(30,628)	(25,989)
Total net assets acquired	239,442	203,175
Goodwill	$ 217,718	€ 184,742
Total business combination cost | $					$ 457,000